Statement to Securityholder
Ally Auto Receivables Trust 2019-2
Final Report

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2019-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	6/11/2019

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2019-2

5. Collateral Summary	Collection Period, Begin:	3/1/2023
	Collection Period, End:	3/31/2023
6. Charge-Off and Delinquency Rates	Determination Date:	4/10/2023
	Distribution Date:	4/17/2023
7. Credit Instruments
ABS Investor Relations - Ally Bank as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
9. Asset Representations Delinquency Triggers

10. Supplemental Disclosures

11. Optional Purchase Price Summary
The Class A-1 Notes, Class B Notes, Class C Notes, and Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class A-1 Notes, Class B Notes, Class C Notes, and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder
Ally Auto Receivables Trust 2019-2
Final Report
1. Distribution Summary

Class	CUSIP/	Initial Note	Beginning Note	Note Rate	Principal	Interest	Pass Through	Total	Principal	Interest	Ending Note
	CUSIP-RegS	Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
								(3) + (4) + (5) = (6)			(1) - (3) - (7) = (9)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02008QAA8	260,000,000.00	0.00	2.40000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-2	02008QAB6	359,000,000.00	0.00	2.34000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-3	02008QAC4	359,000,000.00	0.00	2.23000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-4	02008QAD2	80,220,000.00	32,087,919.90	2.26000000	32,087,919.90	60,432.25	N/A	32,148,352.15	0.00	0.00	0.00	*
B	02008QAE0	22,420,000.00	22,420,000.00	2.54000000	22,420,000.00	47,455.67	N/A	22,467,455.67	0.00	0.00	0.00	*
C	02008QAF7	17,380,000.00	17,380,000.00	2.74000000	17,380,000.00	39,684.33	N/A	17,419,684.33	0.00	0.00	0.00	*
D	02008QAG5	12,330,000.00	12,330,000.00	2.99000000	12,330,000.00	30,722.25	N/A	12,360,722.25	0.00	0.00	0.00	*
Certificates	N/A	N/A	N/A	N/A	N/A	N/A	23,705,715.83	23,705,715.83	N/A	N/A	N/A	*
	Deal Totals	1,110,350,000.00	84,217,919.90		84,217,919.90	178,294.50	23,705,715.83	108,101,930.23	0.00	0.00	0.00
*Pursuant to Section 8.01 of the Servicing Agreement, Ally Bank as Servicer is exercising the option to purchase the assets of the Issuing Entity (other than the Designated Accounts), resulting in the redemption of the outstanding Notes by depositing in the Collection Account when required an amount equal to the greater of (a) the remaining unpaid Aggregate Note Principal Balance, plus accrued and unpaid interest, and any accrued and unpaid Basic Servicing Fee payments, and (b) the unpaid Aggregate Receivables Principal Balance plus accrued and unpaid interest.

Statement to Securityholder
Ally Auto Receivables Trust 2019-2
Final Report
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor

A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-3	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-4	399.9990015	399.9990015	0.7533315	400.7523330	0.0000000	0.0000000
B	1,000.0000000	1000.0000000	2.1166668	1,002.1166668	0.0000000	0.0000000
C	1,000.0000000	1000.0000000	2.2833331	1,002.2833331	0.0000000	0.0000000
D	1,000.0000000	1000.0000000	2.4916667	1,002.4916667	0.0000000	0.0000000

Beginning Aggregate Note Pool Factor:	75.8480838
Ending Aggregate Note Pool Factor:	0.0000000

Beginning Reserve Account Balance Factor:	1,000.0000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.0000000
Reserve Account Draw, distributed to Certificateholders, Factor:	1000.0000000
Ending Reserve Account Balance Factor:	0.0000000

Statement to Securityholder
Ally Auto Receivables Trust 2019-2
Final Report

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	3/15/2023	4/16/2023	Actual/360	N/A	N/A	2.40000000	2.40000000	0.00
A-2	0.00	3/15/2023	4/16/2023	30/360	N/A	N/A	2.34000000	2.34000000	0.00
A-3	0.00	3/15/2023	4/16/2023	30/360	N/A	N/A	2.23000000	2.23000000	0.00
A-4	32,087,919.90	3/15/2023	4/16/2023	30/360	N/A	N/A	2.26000000	2.26000000	60,432.25
B	22,420,000.00	3/15/2023	4/16/2023	30/360	N/A	N/A	2.54000000	2.54000000	47,455.67
C	17,380,000.00	3/15/2023	4/16/2023	30/360	N/A	N/A	2.74000000	2.74000000	39,684.33
D	12,330,000.00	3/15/2023	4/16/2023	30/360	N/A	N/A	2.99000000	2.99000000	30,722.25

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) + (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	60,432.25	0.00	60,432.25	0.00
B	0.00	47,455.67	0.00	47,455.67	0.00
C	0.00	39,684.33	0.00	39,684.33	0.00
D	0.00	30,722.25	0.00	30,722.25	0.00
Deal Totals	0.00	178,294.50	0.00	178,294.50	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2019-2
Final Report
4. Collections and Distributions

Collections
Receipts During the Period	9,089,341.93
Administrative Purchase Payments	11,834.72
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	112,886.60
Other Fees or Expenses Paid	0.00
Optional purchase price for the assets of the Issuing Entity (the "Optional Purchase Price")*	96,173,868.46
Total Collections	105,387,931.71

Beginning Reserve Account Balance	2,802,495.09
Total Available Amount plus the Optional Purchase Price	108,190,426.80

Distributions
Total Available Amount plus the Optional Purchase Price	108,190,426.80
Basic Servicing Fee	86,996.57
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	60,432.25
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	47,455.67
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	39,684.33
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	30,722.25
Fourth Priority Principal Distributable Amount	0.00
Reserve Account Deposit	0.00
Noteholders' Regular Principal Distributable Amount related to the final Distribution Date*	84,217,919.90
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess to the Certificateholders*	23,705,715.83

Supplemental Servicing Fees	20,872.90
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	3,900.00
*Refer to Section 11 "Optional Purchase Price Summary" for additional details

Statement to Securityholder
Ally Auto Receivables Trust 2019-2
Final Report

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance*
Deal Totals	Number of Receivables	66,351	17,373	16,509
	Aggregate Receivables Principal Balance	1,120,998,037.60	104,395,884.58	95,778,661.26
	Aggregate Amount Financed	1,120,998,037.60	104,395,884.58	95,778,661.26
*Prior to the Servicer exercising its option to purchase the assets of the Issuing Entity.
There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	7.00000000	7.79217829	7.83334028	66.15	69.44	69.58	56.60	20.77	20.06

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.51%	1.20%	1.49%	1.49%	1.37%	1.40%	1.19%	1.31%	1.28%	1.32%	1.25%	1.10%	0.99%	1.21%	1.27%	1.37%	1.37%	1.39%	1.24%	1.30%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.38%	1.27%	1.58%	1.46%	1.40%	1.39%	1.33%	1.37%	1.23%	1.28%	1.14%	1.27%	1.13%	1.23%	1.34%	1.21%	1.14%	1.10%	1.06%	1.16%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	1.03%	0.97%	0.94%	0.95%	1.01%	0.83%	1.01%

Statement to Securityholder
Ally Auto Receivables Trust 2019-2
Final Report

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	100,087,272.92	13	16,309.44	1,254.57	0.1955%	16,509	108	0.6542%
Preceding	108,515,423.29	17	45,647.28	2,685.13	0.5048%	17,373	94	0.5411%
Next Preceding	117,260,704.08	37	253,352.66	6,847.37	2.5927%	18,125	109	0.6014%
Third Preceding	126,586,064.17	25	145,910.89	5,836.44	1.3832%	Three Month Average		0.5989%
Four Month Average					1.1691%
B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	1,120,998,037.60	8,414,276.37	0.7506%	31 - 60 days	279	2,466,089.55	2.5748%
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables				61 - 90 days	88	874,000.78	0.9125%
Trust 2019-2 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	19	118,971.16	0.1242%
				> 120 days	1	42.59	0.0000%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		195	1,367,897.72
				Additions		3	16,949.12
1. Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.				Removals[2]		7	38,125.20
2. Removals include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.				Ending Inventory		191	1,346,721.64

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases*
Cash Reserve	2,802,495.09	2,802,495.09	0.00	0.00	2,802,495.09	0.00	0.00
*In connection with the Servicer exercising its option to purchase the assets of the Issuing Entity.

Statement to Securityholder
Ally Auto Receivables Trust 2019-2
Final Report
8. Performance Tests (prior to the Servicer exercising its option to purchase the assets)

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target reached?	YES
Initial Overcollateralization	10,648,037.60
Current Overcollateralization	20,177,964.68
Overcollateralization Target	20,177,964.68

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	1.76%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%
61+ Delinquencies	0.01%	0.12%	0.22%	0.24%	0.25%	0.27%	0.32%	0.34%	0.43%	0.34%	0.33%	0.21%	0.10%	0.13%	0.17%	0.28%	0.38%	0.53%	0.62%	0.58%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	2.21%	2.21%	2.21%	2.21%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.76%	2.76%	2.76%	2.76%
61+ Delinquencies	0.52%	0.49%	0.26%	0.27%	0.32%	0.47%	0.42%	0.41%	0.53%	0.48%	0.54%	0.63%	0.68%	0.56%	0.48%	0.63%	0.67%	0.70%	0.82%	0.93%

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%
61+ Delinquencies	0.81%	0.83%	1.03%	1.15%	0.94%	0.89%	1.04%

10. Supplemental Disclosures

Number of Receivables extended during the current Collection Period	49
Other than as disclosed above in Section 10 of this Statement to Securityholder, there have been no material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2019-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2019-2 will perform in the future.

Statement to Securityholder
Ally Auto Receivables Trust 2019-2
Final Report

11. Optional Purchase Price Summary

Aggregate Receivables Principal Balance - Ending Balance	95,778,661.26
Accrued and unpaid interest on the assets	395,207.20
Optional Purchase Price	96,173,868.46

Noteholders' Regular Principal Distributable Amount related to the Collection Period	8,617,223.32
Noteholders' Principal Distributable Amount related to the satisfaction of the outstanding Notes	75,600,696.58
Noteholders' Regular Principal Distributable Amount related to the final Distribution Date	84,217,919.90

Excess Total Available Amount for the Collection Period	330,048.86
Cash Reserve (available to Certificateholders)	2,802,495.09
Current Overcollateralization (available to Certificateholders)	20,177,964.68
Accrued and unpaid interest on the assets (available to Certificateholders)	395,207.20
Excess to the Certificateholders	23,705,715.83